Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Schedule of basic earnings per share
For the year ended December 31
2025	2024	2023
$ millions	$ millions	$ millions

Earnings attributed to the shareholders of the Company	226	407	647

Schedule of weighted average number of ordinary shares
For the year ended December 31
2025	2024	2023
Shares thousands	Shares thousands	Shares thousands

Balance as of January 1	1,290,376	1,289,436	1,289,179
Shares issued during the year	204	532	182
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,290,580	1,289,968	1,289,361

Schedule of weighted average number of ordinary shares diluted

For the year ended December 31
2025	2024	2023
Shares thousands	Shares thousands	Shares thousands

Weighted average number of ordinary shares used in the computation of the basic earnings per share	1,290,580	1,289,968	1,289,361
Effect of stock options*	815	71	1,307
Weighted average number of ordinary shares used in the computation of the diluted earnings per share	1,291,395	1,290,039	1,290,668

* As of December 31, 2025, 2024 and 2023, number of 19.7 million, 23.5 million and 11 million options, respectively, were not included since they did not have a diluting effect.